Debt - Disclosure of recognition of debt arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt arising from financing activities [Roll Forward]
Balance beginning of year	$ 489,763
Financing cash flows related to debt:
Repayments of borrowings	0	$ (517,286)
Proceeds from borrowings, classified as financing activities	0	500,000
Debt transaction costs	0	(9,140)
Non-cash changes recorded in debt:
Amortization of discount and transaction costs due to early redemption of debt	0	9,700
Balance end of year	494,414	489,763
Senior notes due 2029
Debt arising from financing activities [Roll Forward]
Balance beginning of year	489,763	0
Financing cash flows related to debt:
Proceeds from borrowings, classified as financing activities	0	500,000
Debt transaction costs	0	(7,009)
Total financing cash flows related to debt	0	492,991
Borrowings, excluding non-cash charges	489,763	492,991
Non-cash changes recorded in debt:
Amortization of financing fees and discount	222	71
Change in fair value of redemption option derivative asset	4,429	(3,299)
Balance end of year	494,414	489,763
Senior notes due 2024 and term loan
Debt arising from financing activities [Roll Forward]
Balance beginning of year	0	351,132
Financing cash flows related to debt:
Total financing cash flows related to debt		(367,286)
Borrowings, excluding non-cash charges		(16,154)
Non-cash changes recorded in debt:
Amortization of discount and transaction costs due to early redemption of debt		7,969
Amortization of financing fees and discount		2,201
Balance end of year		0
Revolving credit facility
Debt arising from financing activities [Roll Forward]
Balance beginning of year	$ 0	150,000
Financing cash flows related to debt:
Repayments of borrowings		(150,000)
Total financing cash flows related to debt		(150,000)
Non-cash changes recorded in debt:
Balance end of year		0
Senior Secured Notes due 2024
Financing cash flows related to debt:
Repayments of borrowings		(233,953)
Non-cash changes recorded in debt:
Change in fair value of redemption option derivative asset		5,984
Term loan
Financing cash flows related to debt:
Repayments of borrowings		$ (133,333)